Income Tax - Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Income tax relating to components of other comprehensive income [abstract]
Net exchange differences on translation of foreign operations	£ 4	£ 10	[1]	£ (13)	[1]
Fair value gain on other financial assets	1	(1)		0
Remeasurement of retirement benefit obligations	(12)	(61)	[1]	2	[1]
Tax benefit/(charge) recognised in other comprehensive income	£ (7)	£ (52)		£ (11)

[1]	Comparative balances have been restated – see Note 1b.